Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2016
Changes in Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Beginning Balance	¥41,621	¥53,177	¥66,901
Adjustment of redeemable noncontrolling interests to redemption value	2,851	220	(7,557)
Contribution to subsidiary	413	0	0
Transaction with noncontrolling interests	1,309	2,269	(3,606)
Comprehensive income
Net Income	4,108	4,970	819
Other comprehensive income
Net change of foreign currency translation adjustments	4,099	9,295	919
Total other comprehensive income	4,099	9,295	919
Comprehensive income	8,207	14,265	1,738
Cash dividends	(1,224)	(3,030)	(11,272)
Property dividends	0	0	(3,776)
Partial sale of the parent’s ownership interest in subsidiaries that results in the loss of control	0	0	(34,961)

Ending Balance	¥53,177	¥66,901	¥7,467